Income Tax Expense	6 Months Ended
Jun. 30, 2020
Income Taxes [Abstract]
Income Tax Expense

B.19. INCOME TAX EXPENSE
Sanofi has elected for tax consolidations in a number of countries, principally France, Germany, the United Kingdom and the United States.
The table below shows the allocation of income tax expense between current and deferred taxes:

(€ million)	June 30, 2020 (6 months)	June 30, 2019 (6 months)	December 31, 2019 (12 months)
Current taxes	(1,127)	(828)	(1,892)
Deferred taxes	133	815	1,753
Total	(994)	(13)	(139)
Income before tax and investments accounted for using the equity method	9,941	962	2,822
The difference between the effective tax rate (on income before tax and investments accounted for using the equity method) and the standard corporate income tax rate applicable in France is explained as follows:

(as a percentage)	June 30, 2020 (6 months)(a)	June 30, 2019 (6 months)(a)	December 31, 2019 (12 months)
Standard tax rate applicable in France	32.0	34.4	34.4
Difference between the standard French tax rate and the rates applicable to Sanofi (b)	(20.2)	(13.7)	(22.9)
Impact of commitments arising from business divestitures	—	(12.1)	(6.2)
Revisions to tax exposures and settlements of tax disputes	0.2	4.5	4.8
Fair value remeasurement of contingent consideration liabilities	(0.1)	(3.0)	(2.6)
Other (c)	(1.9)	(8.8)	(2.6)
Effective tax rate	10.0	1.3	4.9
(a)Rate calculated on the basis of the estimated effective tax rate for the full financial year (see Note A.2.).
(b)The difference between the French tax rate and tax rates applicable to foreign subsidiaries reflects the fact that Sanofi has operations in many countries, most of which have lower tax rates than France. For 2020, the percentage is impacted by the difference between the normal French tax rate and the tax rate applicable to the sale of Regeneron shares.
(c)For 2019, the percentage on the “Other” line is impacted by the reduction in Income before tax and investments accounted for using the equity method.